Subsequent Event - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Assets		$ 2,204.3	$ 1,429.2
XTSE | Subsequent [Member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase limit of common share		85,192
Number of months to initiate share buyback program	12 months
Percentage of public float	10.00%
Number of shares issued	8,073,847
Assets	$ 65.0